Hedging activities - Schedule of Notational Maturity Profile (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 5,199	€ 4,221	€ 4,383
Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			3,000
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,723	1,074	310
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,079	2,225	396
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,397	922	677
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,886	1,622	3,973
Less than 1 year | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			3,000
Less than 1 year | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,292	912	174
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	760	144	396
Less than 1 year | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	834	566	403
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,598	1,883	410
1 to 3 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			0
1 to 3 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	431	162	136
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	604	1,365	0
1 to 3 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	563	356	274
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	416	0	0
3 to 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			0
3 to 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	416	0	0
3 to 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	299	716	0
Over 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount			0
Over 5 years | Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Over 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	299	716	0
Over 5 years | Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 0	€ 0	€ 0